Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
September 30, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 10.4%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 6.2980%, 9/15/34ž,‡	$3,072,117	$2,993,792
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68ž,Ç	4,416,807	4,439,067
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	202,702	198,185
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	201,445	196,130
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	587,574	553,867
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	1,491,975	1,484,970
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	8,720,166	8,682,689
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	9,419,621	9,315,006
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	937,161	864,376
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 6.7498%, 7/20/37ž,‡	7,128,013	7,149,835
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 6.6609%, 7/18/34ž,‡	1,719,000	1,719,388
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	575,676	571,587
Asset Based Lending LLC 2024-RTL1 A1, 6.0750%, 9/25/29ž,Ç	2,758,000	2,761,030
Babson CLO Ltd 2019-3A A1R, CME Term SOFR 3 Month + 1.3316%, 6.6136%, 4/21/31ž,‡	7,109,374	7,139,275
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 6.6791%, 7/20/37ž,‡	11,524,460	11,553,271
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 6.8791%, 7/20/37ž,‡	1,845,969	1,848,381
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	2,374,000	1,749,394
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 C, 0.6597%, 1/27/50ž,‡	2,724,287	2,380,768
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 D, 0.5869%, 1/27/50ž,‡	2,211,921	1,879,696
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.5038%, 1/27/50ž,‡	3,322,516	2,754,084
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.6138%, 11/27/48ž,‡	760,000	700,183
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.5143%, 11/27/48ž,‡	1,497,000	1,360,676
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	2,528,000	2,423,327
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 6.6984%, 7/15/37ž,‡	6,911,000	6,916,479
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 6.9945%, 4/15/37ž,‡	6,361,000	6,382,875
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	7,145,000	7,509,325
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	1,121,000	1,042,262
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	2,229,000	2,073,867
BX Commercial Mortgage Trust 2020-VKNG A, CME Term SOFR 1 Month + 1.0445%, 6.1415%, 10/15/37ž,‡	947,744	945,962
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 6.0115%, 2/15/36ž,‡	5,213,000	5,184,863
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 6.0115%, 2/15/36ž,‡	6,853,553	6,793,938
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 5.8638%, 5/17/38ž,‡	4,294,704	4,274,556
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 6.1610%, 9/15/36ž,‡	5,286,000	5,232,450
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.8610%, 9/15/36ž,‡	4,869,000	4,811,452
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.8457%, 4/15/39ž,‡	5,274,590	5,184,589
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 7.0365%, 11/15/28ž,‡	6,432,194	6,399,939
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.7855%, 11/15/28ž,‡	5,516,812	5,434,905
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 6.5923%, 10/15/41ž,‡	9,487,000	9,490,771

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.7878%, 8/15/39ž,‡	$13,026,000	$13,038,956
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 7.6865%, 8/15/39ž,‡	4,026,000	4,047,327
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.5879%, 7/16/29ž,‡	8,689,450	8,688,107
BXP Trust 2017-GM, 3.3790%, 6/13/39ž	1,140,000	1,097,095
Carlyle Global Markets Strategies 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%, 6.5354%, 10/21/37ž,‡	8,417,000	8,421,385
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 6.9786%, 8/15/41ž,‡	5,952,000	5,950,393
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 7.6277%, 8/15/41ž,‡	4,376,181	4,376,179
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.7236%, 1/22/35ž,‡	4,973,000	4,973,980
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 7.2936%, 1/22/35ž,‡	2,006,778	2,010,144
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 6.7020%, 7/20/37ž,‡	8,839,000	8,876,470
Cedar Funding Ltd 2019-11A A1R, CME Term SOFR 3 Month + 1.3116%, 6.3736%, 5/31/32ž,‡	8,174,000	8,205,487
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.7165%, 9/15/38ž,‡	7,203,000	7,216,513
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60ž	3,021,782	2,922,631
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	305,814	292,294
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	4,384,266	4,120,614
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	1,655,880	1,523,080
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	5,533,064	5,563,047
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	15,932,112	16,144,771
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28ž	100,964	100,493
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 6.4801%, 2/25/50ž,‡	3,941,892	3,830,691
CIFC Funding Ltd 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 6.4969%, 10/26/37ž,‡	10,170,000	10,197,968
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 6.6841%, 7/17/37ž,‡	12,662,000	12,668,734
CIFC Funding Ltd 2018-3A A, CME Term SOFR 3 Month + 1.3616%, 6.6409%, 7/18/31ž,‡	2,696,478	2,698,611
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 7.1446%, 1/23/35ž,‡	1,621,184	1,625,717
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	984,336	977,430
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61ž,Ç	1,073,690	1,066,240
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	165,270	157,709
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.9237%, 6/17/41ž,‡	8,490,370	8,434,208
Connecticut Avenue Securities Trust 2021-R01 1M2, US 30 Day Average SOFR + 1.5500%, 6.8301%, 10/25/41ž,‡	448,881	449,926
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 7.2801%, 11/25/41ž,‡	12,768,015	12,815,868
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 6.1301%, 12/25/41ž,‡	1,320,008	1,317,994
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.9301%, 12/25/41ž,‡	3,124,000	3,146,887
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 8.2801%, 1/27/42ž,‡	4,661,000	4,776,933
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 7.1801%, 4/25/42ž,‡	2,010,330	2,021,507
Connecticut Avenue Securities Trust 2022-R05 2M2, US 30 Day Average SOFR + 3.0000%, 8.2801%, 4/25/42ž,‡	2,737,000	2,824,566
Connecticut Avenue Securities Trust 2022-R09 2M1, US 30 Day Average SOFR + 2.5000%, 7.7634%, 9/25/42ž,‡	4,457,284	4,533,911
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 7.5634%, 5/25/43ž,‡	4,071,553	4,159,403
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.9801%, 7/27/43ž,‡	3,457,088	3,470,424
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 7.2134%, 9/25/43ž,‡	1,606,506	1,613,026
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 6.7801%, 10/26/43ž,‡	3,321,244	3,330,819

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 6.3301%, 1/25/44ž,‡	$3,233,275	$3,234,206
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 6.4134%, 3/25/44ž,‡	2,106,696	2,108,170
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 6.3801%, 5/25/44ž,‡	3,210,206	3,210,241
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 6.2801%, 7/25/44ž,‡	2,507,765	2,506,229
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	582,103	582,823
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	2,712,222	2,758,008
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	889,227	899,551
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 0%, 10/15/36ž,‡	5,745,000	5,745,000
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	1,599,406	1,584,537
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	4,498,764	4,557,588
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	3,355,063	3,282,971
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	1,200,000	1,167,341
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	11,661,000	11,005,934
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	2,393,509	2,448,672
DB Master Finance LLC 2021-1A A23, 2.7910%, 11/20/51ž	1,258,415	1,096,647
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	1,682,425	1,540,777
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	4,917,000	4,575,083
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 6.3615%, 10/15/43ž,‡	2,133,961	2,021,954
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 6.7186%, 7/20/37ž,‡	13,821,000	13,890,105
Elmwood CLO VIII Ltd 2019-2A AR, CME Term SOFR 3 Month + 1.4116%, 6.6936%, 4/20/34ž,‡	2,590,000	2,595,684
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	1,444,525	1,422,725
Extended Stay America Trust 2021-ESH A, CME Term SOFR 1 Month + 1.1945%, 6.2915%, 7/15/38ž,‡	2,303,326	2,301,203
Fannie Mae REMICS, 3.0000%, 5/25/48	1,951,880	1,785,275
Fannie Mae REMICS, 3.0000%, 11/25/49	2,533,007	2,306,931
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	3,843,415	3,925,944
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	3,512,439	3,596,670
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	2,433,066	2,470,507
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	4,665,000	4,684,180
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	5,458,894	4,753,311
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	1,310,985	1,285,274
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1, US 30 Day Average SOFR + 0.8000%, 6.0801%, 10/25/41ž,‡	893,585	892,698
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 6.7801%, 10/25/41ž,‡	1,721,939	1,727,317
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 6.1301%, 11/25/41ž,‡	2,017,048	2,015,377
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 7.3801%, 9/25/41ž,‡	1,806,722	1,819,034
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1, US 30 Day Average SOFR + 0.9500%, 6.2301%, 12/25/41ž,‡	5,121,498	5,095,155
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 7.6301%, 12/25/41ž,‡	2,293,831	2,314,421
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A, US 30 Day Average SOFR + 1.3000%, 6.5801%, 2/25/42ž,‡	829,849	830,645
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A, US 30 Day Average SOFR + 2.0000%, 7.2801%, 4/25/42ž,‡	899,448	908,634
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 7.3801%, 3/25/42ž,‡	4,919,399	4,952,294
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 7.5801%, 8/25/42ž,‡	1,539,362	1,572,133
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 7.3634%, 4/27/43ž,‡	1,774,874	1,801,050
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 7.2801%, 6/25/43ž,‡	411,716	413,904
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 7.1301%, 11/25/43ž,‡	3,020,367	3,035,477
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 6.4801%, 5/25/44ž,‡	4,657,189	4,657,187
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49ž,◊	3,739,457	3,658,748
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49ž,¤	12,319,723	481
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49ž,¤	9,409,614	723
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	8,599,401	7,548,234

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	$6,932,613	$6,991,419
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54ž,‡	6,220,098	6,311,409
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 7.0684%, 3/1/28ž,‡	2,783,000	2,792,315
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.7878%, 5/15/41ž,‡	10,398,000	10,402,426
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 7.2446%, 1/23/35ž,‡	1,569,525	1,577,314
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	4,070,000	4,091,930
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	8,661,000	8,762,352
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	2,826,661	2,721,447
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	1,228,299	1,218,614
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68ž,Ç	3,289,004	3,293,015
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A, 3.2865%, 1/10/37ž	6,696,000	6,638,622
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B, 3.6401%, 1/10/37ž	4,540,000	4,489,621
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	1,858,078	1,857,770
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 6.6876%, 6/15/26ž,‡	6,949,352	6,953,403
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 6.5236%, 3/20/30ž,‡	569,610	569,627
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	1,800,669	1,785,915
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	1,637,161	1,661,207
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	2,200,000	2,197,803
LHOME Mortgage Trust 2022-RTL3 A1, 8.1500%, 11/25/27ž,Ç	12,476,000	12,535,940
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	2,268,288	2,307,406
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	2,894,523	2,949,752
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	8,728,504	8,825,681
Life Financial Services Trust 2021-BMR A, CME Term SOFR 1 Month + 0.8145%, 5.9115%, 3/15/38ž,‡	8,063,796	7,937,534
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 6.3115%, 3/15/38ž,‡	3,388,269	3,322,505
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 6.3918%, 5/16/39ž,‡	11,353,000	11,051,834
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 6.8904%, 5/16/39ž,‡	1,854,000	1,776,114
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	1,705,508	1,711,480
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	1,785,000	1,806,079
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 6.7080%, 10/16/37ž,‡	4,190,000	4,191,793
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 6.5336%, 4/20/32ž,‡	11,017,355	11,017,563
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 6.6392%, 7/20/37ž,‡	10,487,139	10,487,955
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	1,846,000	1,856,130
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	2,941,465	2,751,259
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	3,679,052	3,434,861
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	2,184,694	1,950,703
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	3,225,751	3,155,770
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	6,295,000	6,325,444
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 6.0124%, 4/15/38ž,‡	6,475,195	6,447,547
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 6.5624%, 4/15/38ž,‡	3,655,565	3,630,660
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 6.8385%, 3/15/39ž,‡	3,432,000	3,424,523
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	2,779,000	2,500,877
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	317,254	313,278
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	6,531,000	6,541,877
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	3,319,000	3,319,898
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.7378%, 3/15/41ž,‡	12,462,000	12,453,197
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	620,361	609,662
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	1,307,910	1,265,608
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 0%, 10/19/37ž,‡	6,022,000	6,023,066

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	$3,459,474	$3,317,931
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34ž	429,250	429,350
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38ž	1,616,000	1,615,748
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	4,071,694	3,781,992
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51ž,‡	2,255,824	1,961,877
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	6,391,659	5,544,788
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 6.8358%, 7/15/37ž,‡	900,034	886,702
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,363,610	1,217,542
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	3,608,410	3,086,911
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 8.4260%, 10/16/28ž,‡	4,300,796	4,337,423
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 10.5728%, 10/16/28ž,‡	1,593,311	1,604,205
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53ž,Ç	3,801,814	3,918,237
PRP Advisors LLC 2020-4 A1, 5.6100%, 10/25/25ž,Ç	2,018,319	2,077,532
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26ž,Ç	5,393,795	5,354,821
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26ž,Ç	3,866,548	3,834,077
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	6,258,005	6,215,579
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	2,065,951	2,019,856
Rad CLO Ltd 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.8746%, 1/25/33ž,‡	4,493,293	4,498,167
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 6.7021%, 7/17/37ž,‡	11,756,718	11,765,898
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 7.2436%, 1/22/35ž,‡	1,732,772	1,742,938
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 6.7014%, 7/15/39ž,‡	7,128,013	7,165,079
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	8,886,007	9,180,624
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	4,905,951	5,071,995
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	3,444,058	3,463,197
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	3,795,312	3,879,259
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	6,625,667	6,752,893
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31ž	92,769	92,297
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	1,268,576	1,265,978
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32ž	727,711	732,942
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	562,047	500,686
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	218,761	196,117
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 6.6630%, 7/21/37ž,‡	8,897,000	8,910,346
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.0970%, 1/17/39ž,‡	11,242,000	11,141,993
Sound Point CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.3416%, 6.6236%, 1/20/32ž,‡	7,242,373	7,259,628
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.9418%, 11/15/38ž,‡	679,373	675,980
Taco Bell Funding LLC 2021-1A A23, 2.5420%, 8/25/51ž	4,316,731	3,703,062
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	6,538,538	5,876,185
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 6.2215%, 10/21/37ž,‡	9,000,000	9,001,566
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	5,052,469	5,573,191
THL Credit Wind River CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.4216%, 6.7036%, 7/20/34ž,‡	2,394,000	2,395,362
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	8,090,504	8,556,228
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	3,479,696	3,238,648
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32ž	206,267	205,900
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	5,173,000	5,003,794
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	3,097,000	2,840,252
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 6.1115%, 7/15/39ž,‡	2,382,000	2,212,992
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 6.7336%, 7/20/37ž,‡	3,637,684	3,632,897
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.2645%, 6.3615%, 2/15/40ž,‡	1,007,856	1,001,569
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	1,289,191	1,159,786
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	3,583,607	3,131,362
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	680,040	661,840
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26ž	1,802,638	1,807,658

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	$2,554,985	$2,365,485
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	2,273,259	2,303,011
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	3,599,051	3,682,871
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	4,634,513	4,705,452
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	12,794,475	12,954,728
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	4,872,207	4,993,398
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	8,198,185	8,302,145
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	6,316,000	6,349,793
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	10,013,000	10,012,636
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $957,070,266)		960,086,405
Bank Loans and Mezzanine Loans – 0.6%
Capital Goods – 0.1%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 7.5572%, 8/4/31‡	10,388,247	10,360,406
Consumer Non-Cyclical – 0.1%
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 7.0954%, 10/23/28‡	8,155,000	8,143,338
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.75000%, 7.8680%, 9/19/31ƒ,‡	5,241,000	5,240,057
Lightning Power LLC, CME Term SOFR 3 Month + 3.2500%, 8.3455%, 8/18/31‡	9,584,000	9,598,663
		14,838,720
Industrial – 0.1%
Amazon Holdco Inc, CME Term SOFR 1 Month + 2.2500%, 7.5996%, 7/30/31ƒ,‡	6,204,000	6,180,735
Transportation – 0.1%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 2.0000%, 6.6037%, 4/10/31ƒ,‡	13,125,251	13,092,439
Total Bank Loans and Mezzanine Loans (cost $52,578,950)		52,615,638
Corporate Bonds – 12.4%
Banking – 2.9%
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	6,100,000	6,581,038
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	4,390,000	4,432,496
Bank of New York Mellon Corp/The, SOFR + 1.5980%, 6.3170%, 10/25/29‡	3,794,000	4,080,983
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	7,801,000	8,816,788
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	3,776,000	3,624,086
BNP Paribas SA, SOFR + 1.5200%, 5.1760%, 1/9/30ž,‡	5,444,000	5,585,268
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	3,004,000	3,164,249
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	1,796,000	1,859,909
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	6,330,000	7,194,250
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	8,321,000	8,708,250
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	11,561,000	11,444,849
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	17,397,000	18,168,439
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	2,339,000	2,341,982
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	10,015,000	11,767,457
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	2,034,000	2,124,550
Goldman Sachs Group Inc, 3.5000%, 4/1/25	12,173,000	12,097,648
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	4,467,000	4,541,716
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	7,427,000	7,684,740
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	7,488,000	7,982,445
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	3,543,000	3,633,713
JPMorgan Chase & Co, SOFR + 1.8100%, 6.2540%, 10/23/34‡	6,421,000	7,141,383
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	8,296,000	8,166,085
Morgan Stanley, 4.3500%, 9/8/26	3,985,000	3,994,561
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	3,223,000	3,084,050
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	730,000	717,977
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	6,890,000	7,081,961
Morgan Stanley, SOFR + 1.2150%, 5.0420%, 7/19/30‡	4,906,000	5,041,536
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,523,000	4,933,402
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	6,139,000	6,402,090
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	8,439,000	8,763,250
National Australia Bank Ltd, 2.9900%, 5/21/31ž	8,080,000	7,186,768
Nationwide Building Society, 5.1270%, 7/29/29ž	8,587,000	8,843,480
Nordea Bank Abp, 5.3750%, 9/22/27ž	9,960,000	10,262,108
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	7,688,000	8,802,598
PNC Financial Services Group Inc/The, SOFR + 1.5990%, 5.4010%, 7/23/35‡	12,490,000	13,024,597
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	2,829,000	3,024,818
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	4,253,000	4,364,181
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	3,215,000	3,327,718
Truist Financial Corp, SOFR + 1.9220%, 5.7110%, 1/24/35‡	2,648,000	2,789,633

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Banking – (continued)
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	$6,844,000	$7,107,543
US Bancorp, US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	6,449,000	5,442,485
		265,337,080
Basic Industry – 0.2%
Celanese US Holdings LLC, 6.5500%, 11/15/30	7,857,000	8,468,969
Celanese US Holdings LLC, 6.7000%, 11/15/33	7,655,000	8,375,077
		16,844,046
Brokerage – 0.6%
Blue Owl Finance LLC, 6.2500%, 4/18/34ž	13,392,000	14,025,203
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	8,174,000	8,660,843
LPL Holdings Inc, 6.7500%, 11/17/28	10,435,000	11,221,760
LPL Holdings Inc, 6.0000%, 5/20/34	6,846,000	7,155,894
Nasdaq Inc, 5.5500%, 2/15/34	10,515,000	11,092,676
		52,156,376
Capital Goods – 1.0%
BAE Systems PLC, 5.1250%, 3/26/29ž	3,178,000	3,269,942
BAE Systems PLC, 5.2500%, 3/26/31ž	1,187,000	1,233,748
BAE Systems PLC, 5.3000%, 3/26/34ž	4,669,000	4,855,542
Berry Global Inc, 5.8000%, 6/15/31ž	11,390,000	11,851,410
Boeing Co, 5.1500%, 5/1/30	12,175,000	12,204,248
Boeing Co/The, 6.2980%, 5/1/29ž	6,610,000	6,954,296
Boeing Co/The, 6.3880%, 5/1/31ž	6,808,000	7,239,197
Boeing Co/The, 6.5280%, 5/1/34ž	6,555,000	7,035,253
Boeing Co/The, 6.8580%, 5/1/54ž	2,870,000	3,150,141
Boeing Co/The, 7.0080%, 5/1/64ž	3,721,000	4,099,717
Regal Rexnord Corp, 6.0500%, 4/15/28	5,593,000	5,815,144
TransDigm Inc, 6.3750%, 3/1/29ž	2,076,000	2,141,851
TransDigm Inc, 6.6250%, 3/1/32ž	9,352,000	9,738,630
WESCO Distribution Inc, 6.3750%, 3/15/29ž	3,947,000	4,077,681
WESCO Distribution Inc, 6.6250%, 3/15/32ž	4,996,000	5,203,844
		88,870,644
Communications – 0.4%
AT&T Inc, 3.6500%, 9/15/59	604,000	438,236
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	16,043,000	16,791,162
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	5,334,000	4,346,190
Meta Platforms Inc, 4.5500%, 8/15/31	2,317,000	2,368,912
Meta Platforms Inc, 4.7500%, 8/15/34	8,533,000	8,709,594
T-Mobile USA Inc, 4.8500%, 1/15/29	5,089,000	5,196,066
		37,850,160
Consumer Cyclical – 0.8%
CBRE Services Inc, 5.9500%, 8/15/34	11,547,000	12,401,134
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	6,786,000	6,897,507
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	5,298,000	5,364,204
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	1,887,000	2,043,542
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	1,856,000	1,999,575
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	3,812,000	4,121,160
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	2,597,000	2,607,520
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	349,844
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	4,841,000	5,325,124
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	10,838,000	11,067,451
LKQ Corp, 5.7500%, 6/15/28	6,947,000	7,208,923
LKQ Corp, 6.2500%, 6/15/33	6,533,000	6,927,462
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	4,620,000	4,680,637
ZF North America Capital Inc, 6.7500%, 4/23/30ž	4,102,000	4,136,945
ZF North America Capital Inc, 6.8750%, 4/23/32ž	3,536,000	3,548,457
		78,679,485
Consumer Non-Cyclical – 1.5%
AbbVie Inc, 4.8000%, 3/15/29	5,589,000	5,751,954
AbbVie Inc, 5.4000%, 3/15/54	3,013,000	3,194,856
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	4,757,000	4,843,582
Diageo Capital PLC, 1.3750%, 9/29/25	3,173,000	3,081,048
Diageo Capital PLC, 2.1250%, 4/29/32	2,398,000	2,053,578
HCA Inc, 5.8750%, 2/15/26	1,152,000	1,164,087
HCA Inc, 5.3750%, 9/1/26	883,000	892,560
HCA Inc, 5.6250%, 9/1/28	2,351,000	2,440,896

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
HCA Inc, 5.8750%, 2/1/29	$1,902,000	$1,993,361
HCA Inc, 5.4500%, 4/1/31	10,524,000	10,964,982
HCA Inc, 3.6250%, 3/15/32	3,617,000	3,344,693
HCA Inc, 5.5000%, 6/1/33	6,170,000	6,407,106
HCA Inc, 5.6000%, 4/1/34	5,683,000	5,921,958
Illumina Inc, 5.8000%, 12/12/25	3,833,000	3,882,998
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	2,646,000	2,419,104
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	4,058,000	3,519,017
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	5,728,000	5,915,707
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	7,626,000	8,079,366
Pilgrim's Pride Corp, 6.2500%, 7/1/33	7,777,000	8,251,094
Polaris Inc, 6.9500%, 3/15/29	6,584,000	7,146,003
Royalty Pharma PLC, 3.5500%, 9/2/50	3,923,000	2,842,690
Solventum Corp, 5.4000%, 3/1/29ž	6,889,000	7,087,494
Solventum Corp, 5.4500%, 3/13/31ž	10,557,000	10,883,055
Solventum Corp, 5.6000%, 3/23/34ž	13,920,000	14,415,361
Solventum Corp, 6.0000%, 5/15/64ž	4,900,000	5,059,911
Universal Health Services Inc, 2.6500%, 10/15/30	10,551,000	9,410,439
		140,966,900
Electric – 0.7%
American Electric Power Co Inc, 5.6250%, 3/1/33	7,210,000	7,606,895
Duke Energy Corp, 5.4500%, 6/15/34	12,350,000	12,888,914
Duquesne Light Holdings Inc, 2.7750%, 1/7/32ž	4,842,000	4,182,642
Exelon Corp, 5.4500%, 3/15/34	6,072,000	6,369,258
Georgia Power Co, 4.9500%, 5/17/33	5,879,000	6,043,555
Georgia Power Co, 5.2500%, 3/15/34	4,935,000	5,173,774
National Grid PLC, 5.8090%, 6/12/33	5,522,000	5,905,418
Xcel Energy Inc, 5.4500%, 8/15/33	12,481,000	12,948,599
		61,119,055
Energy – 1.0%
Cheniere Energy Inc, 5.6500%, 4/15/34ž	7,295,000	7,547,480
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	1,790,000	1,895,684
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	4,304,000	4,592,367
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43ž	868,000	967,961
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53ž	4,489,000	5,055,806
DT Midstream Inc, 4.3750%, 6/15/31ž	5,244,000	4,963,988
DT Midstream Inc, 4.3000%, 4/15/32ž	2,519,000	2,357,091
Enbridge Inc, 6.0000%, 11/15/28	3,932,000	4,175,494
Energy Transfer LP, 5.5500%, 2/15/28	4,769,000	4,929,162
Energy Transfer Operating LP, 4.9500%, 6/15/28	184,000	187,136
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	3,621,000	3,582,416
Occidental Petroleum Corp, 5.2000%, 8/1/29	3,246,000	3,299,887
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,602,000	4,248,833
Occidental Petroleum Corp, 6.6250%, 9/1/30	2,536,000	2,735,966
Occidental Petroleum Corp, 6.1250%, 1/1/31	4,546,000	4,797,294
Occidental Petroleum Corp, 5.3750%, 1/1/32	7,465,000	7,567,517
Occidental Petroleum Corp, 5.5500%, 10/1/34	6,815,000	6,918,485
Sunoco LP, 7.0000%, 5/1/29ž	7,825,000	8,175,697
Sunoco LP, 7.2500%, 5/1/32ž	4,408,000	4,672,555
Viper Energy Partners LP, 7.3750%, 11/1/31ž	6,827,000	7,200,259
		89,871,078
Finance Companies – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 10/15/27	3,328,000	3,346,318
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 9/10/29	4,537,000	4,539,248
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.9500%, 9/10/34	3,700,000	3,679,742
Blackstone Private Credit Fund, 7.3000%, 11/27/28ž	5,166,000	5,497,442
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	3,051,000	3,260,185
OWL Rock Core Income Corp, 4.7000%, 2/8/27	877,000	860,512
		21,183,447
Government Sponsored – 0%
Electricite de France SA, 5.7000%, 5/23/28ž	3,030,000	3,154,598
Insurance – 1.6%
Aon North America Inc, 5.3000%, 3/1/31	7,698,000	8,031,073
Aon North America Inc, 5.4500%, 3/1/34	15,757,000	16,543,604
Arthur J Gallagher & Co, 6.5000%, 2/15/34	3,511,000	3,919,686
Arthur J Gallagher & Co, 5.4500%, 7/15/34	6,755,000	7,038,142
Athene Global Funding, 2.7170%, 1/7/29ž	6,386,000	5,900,085

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Insurance – (continued)
Athene Global Funding, 2.6460%, 10/4/31ž	$5,823,000	$4,996,694
Brown & Brown Inc, 4.9500%, 3/17/52	5,658,000	5,177,309
Centene Corp, 4.2500%, 12/15/27	16,441,000	16,147,551
Centene Corp, 2.4500%, 7/15/28	4,942,000	4,551,210
Centene Corp, 3.0000%, 10/15/30	5,197,000	4,652,495
Health Care Service Corp, 5.2000%, 6/15/29ž	5,028,000	5,184,572
Health Care Service Corp, 2.2000%, 6/1/30ž	4,729,000	4,204,020
Health Care Service Corp, 5.4500%, 6/15/34ž	11,338,000	11,790,767
Health Care Service Corp, 5.8750%, 6/15/54ž	9,321,000	9,852,236
Humana Inc, 5.8750%, 3/1/33	1,812,000	1,923,617
Humana Inc, 5.9500%, 3/15/34	3,023,000	3,235,194
Humana Inc, 5.7500%, 4/15/54	4,648,000	4,757,582
UnitedHealth Group Inc, 4.9500%, 1/15/32	11,384,000	11,773,986
UnitedHealth Group Inc, 5.1500%, 7/15/34	4,576,000	4,775,921
UnitedHealth Group Inc, 5.6250%, 7/15/54	7,492,000	8,037,429
UnitedHealth Group Inc, 5.7500%, 7/15/64	6,054,000	6,535,332
		149,028,505
Professional Services – 0.1%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	7,687,000	8,204,689
Real Estate Investment Trusts (REITs) – 0.2%
American Tower Trust I, 5.4900%, 3/15/28ž	11,317,000	11,580,697
Invitation Homes Inc, 2.0000%, 8/15/31	5,620,000	4,716,860
Sun Communities Operating LP, 2.7000%, 7/15/31	6,161,000	5,387,363
		21,684,920
Technology – 1.2%
Analog Devices Inc, 2.9500%, 4/1/25	2,815,000	2,790,274
Broadcom Inc, 5.0500%, 7/12/29	7,681,000	7,912,066
Broadcom Inc, 4.3500%, 2/15/30	5,938,000	5,926,426
Broadcom Inc, 5.1500%, 11/15/31	4,880,000	5,064,235
Cadence Design Systems Inc, 4.3000%, 9/10/29	4,176,000	4,192,376
Cadence Design Systems Inc, 4.7000%, 9/10/34	5,006,000	5,037,218
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	2,126,000	2,191,519
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	6,181,000	6,461,124
CoStar Group Inc, 2.8000%, 7/15/30ž	3,797,000	3,420,759
Fiserv Inc, 4.7500%, 3/15/30	2,952,000	3,008,931
Fiserv Inc, 5.1500%, 8/12/34	11,686,000	11,982,605
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	10,250,000	10,442,436
Intel Corp, 2.4500%, 11/15/29	2,286,000	2,057,753
Intel Corp, 5.1250%, 2/10/30	3,040,000	3,106,036
Marvell Technology Inc, 1.6500%, 4/15/26	3,675,000	3,520,781
Marvell Technology Inc, 4.8750%, 6/22/28	4,065,000	4,104,427
Marvell Technology Inc, 5.7500%, 2/15/29	3,340,000	3,504,248
MSCI Inc, 4.0000%, 11/15/29ž	1,463,000	1,419,305
MSCI Inc, 3.6250%, 9/1/30ž	8,577,000	8,058,857
MSCI Inc, 3.8750%, 2/15/31ž	6,019,000	5,695,520
Trimble Inc, 4.7500%, 12/1/24	5,510,000	5,494,922
Trimble Inc, 4.9000%, 6/15/28	2,548,000	2,585,108
Trimble Inc, 6.1000%, 3/15/33	1,565,000	1,689,178
Workday Inc, 3.8000%, 4/1/32	4,129,000	3,919,421
		113,585,525
Transportation – 0%
GXO Logistics Inc, 1.6500%, 7/15/26	4,255,000	4,045,485
Total Corporate Bonds (cost $1,124,916,275)		1,152,581,993
Mortgage-Backed Securities – 8.8%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	26,314,363	23,610,904
4.0000%, TBA, 30 Year Maturity	32,446,000	31,161,041
		54,771,945
Fannie Mae Pool:
3.0000%, 10/1/34	226,083	218,802
2.5000%, 11/1/34	171,868	162,563
3.0000%, 11/1/34	107,517	104,062
3.0000%, 12/1/34	100,564	97,327
2.5000%, 12/1/36	11,029,058	10,434,986
6.0000%, 2/1/37	45,114	48,148
4.5000%, 11/1/42	249,523	251,571
3.0000%, 1/1/43	158,687	146,500
3.0000%, 2/1/43	36,476	33,615
3.0000%, 5/1/43	369,853	341,005

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
5.0000%, 7/1/44	$27,602	$28,092
4.5000%, 10/1/44	619,749	624,546
4.5000%, 3/1/45	958,854	966,274
4.0000%, 5/1/45	211,841	207,423
4.5000%, 6/1/45	484,358	486,888
3.0000%, 3/1/47	1,200,153	1,102,478
3.5000%, 8/1/47	204,822	195,805
3.5000%, 12/1/47	86,283	82,484
3.5000%, 12/1/47	61,453	58,748
3.5000%, 1/1/48	578,943	549,713
4.0000%, 1/1/48	2,202,499	2,155,347
4.0000%, 1/1/48	2,177,263	2,134,745
3.0000%, 2/1/48	589,879	544,269
3.5000%, 3/1/48	100,955	96,155
4.0000%, 3/1/48	638,323	624,933
4.5000%, 3/1/48	23,864	23,794
5.0000%, 5/1/48	553,413	561,419
4.5000%, 8/1/48	13,174	13,135
4.0000%, 11/1/48	1,683,476	1,636,885
4.0000%, 12/1/48	257,413	250,289
4.0000%, 3/1/49	875,434	851,206
4.5000%, 6/1/49	98,880	98,464
3.0000%, 8/1/49	783,725	704,518
4.5000%, 8/1/49	155,285	154,632
3.0000%, 9/1/49	4,253,084	3,863,678
3.0000%, 9/1/49	156,963	144,010
4.5000%, 1/1/50	212,200	211,309
4.0000%, 4/1/50	660,606	640,839
3.0000%, 7/1/50	2,217,244	2,010,631
4.5000%, 7/1/50	4,593,314	4,539,341
2.5000%, 8/1/50	20,230,506	17,821,277
2.5000%, 8/1/50	552,306	487,762
4.0000%, 8/1/50	587,428	569,852
4.5000%, 10/1/50	3,435,363	3,425,172
4.5000%, 12/1/50	4,751,548	4,731,593
4.0000%, 3/1/51	140,141	136,262
2.0000%, 7/1/51	20,134,998	16,696,364
2.5000%, 1/1/52	3,758,694	3,292,354
3.5000%, 1/1/52	1,874,706	1,772,941
2.5000%, 2/1/52	18,073,278	15,819,749
2.5000%, 2/1/52	17,583,299	15,362,523
2.5000%, 2/1/52	9,590,221	8,333,699
3.0000%, 2/1/52	12,464,109	11,283,303
3.0000%, 2/1/52	1,720,591	1,559,286
3.5000%, 2/1/52	4,916,608	4,649,340
2.5000%, 3/1/52	7,520,106	6,582,436
2.5000%, 3/1/52	7,417,419	6,475,842
2.5000%, 3/1/52	7,325,773	6,389,187
2.5000%, 3/1/52	2,799,327	2,452,401
2.5000%, 3/1/52	651,295	568,619
2.5000%, 3/1/52	558,515	487,616
2.5000%, 3/1/52	502,989	440,272
2.5000%, 3/1/52	219,028	191,484
3.0000%, 3/1/52	3,429,634	3,118,449
3.5000%, 3/1/52	17,785,943	16,802,703
3.5000%, 3/1/52	3,459,741	3,271,164
3.0000%, 4/1/52	7,730,394	7,019,340
3.0000%, 4/1/52	2,979,478	2,713,090
3.0000%, 4/1/52	2,541,307	2,309,776
3.5000%, 4/1/52	2,510,826	2,370,274
3.5000%, 4/1/52	1,932,802	1,825,953
3.5000%, 4/1/52	1,359,869	1,284,754
3.5000%, 4/1/52	816,769	771,048
3.5000%, 4/1/52	463,391	437,829
3.5000%, 4/1/52	440,993	416,634
4.5000%, 4/1/52	450,076	443,449
4.5000%, 4/1/52	380,935	375,327
4.5000%, 4/1/52	218,368	215,119
4.5000%, 4/1/52	198,376	195,425

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 4/1/52	$173,328	$170,750
4.5000%, 4/1/52	111,619	109,957
2.5000%, 5/1/52	18,818,004	16,421,095
3.5000%, 5/1/52	1,404,935	1,326,186
4.0000%, 5/1/52	3,103,215	3,017,331
4.5000%, 5/1/52	604,587	595,592
3.0000%, 6/1/52	3,878,893	3,511,691
3.0000%, 6/1/52	1,750,197	1,584,763
3.5000%, 6/1/52	8,368,143	7,903,600
3.5000%, 6/1/52	4,773,630	4,512,332
3.0000%, 7/1/52	7,320,419	6,628,470
3.0000%, 7/1/52	4,532,386	4,105,723
3.5000%, 7/1/52	1,210,039	1,142,865
3.5000%, 7/1/52	424,409	401,145
4.5000%, 7/1/52	2,176,588	2,147,587
3.5000%, 8/1/52	835,513	789,066
5.0000%, 10/1/52	1,938,475	1,959,991
5.0000%, 10/1/52	864,415	873,078
5.0000%, 1/1/53	1,193,779	1,206,457
5.0000%, 1/1/53	388,123	391,896
5.0000%, 2/1/53	470,258	474,914
5.0000%, 3/1/53	282,567	284,954
5.5000%, 3/1/53	187,841	192,774
5.0000%, 4/1/53	548,595	553,229
5.5000%, 4/1/53	95,116	97,601
5.0000%, 5/1/53	279,465	281,826
5.5000%, 5/1/53	175,472	180,043
5.5000%, 5/1/53	91,121	93,495
5.0000%, 6/1/53	396,773	400,125
5.0000%, 6/1/53	338,859	341,722
5.5000%, 6/1/53	10,313,026	10,603,748
5.5000%, 6/1/53	164,906	169,599
4.5000%, 7/1/53	2,331,697	2,323,981
5.5000%, 7/1/53	22,073,968	22,591,705
5.5000%, 7/1/53	473,374	485,642
5.5000%, 7/1/53	285,081	293,148
4.5000%, 8/1/53	1,814,634	1,808,629
5.0000%, 8/1/53	338,648	342,001
5.5000%, 9/1/53	7,926,899	8,143,167
5.5000%, 11/1/53	2,827,000	2,929,010
6.0000%, 1/1/54	2,795,159	2,929,040
5.5000%, 3/1/54	5,139,759	5,324,122
6.0000%, 3/1/54	2,384,699	2,492,138
6.0000%, 4/1/54	5,813,214	6,064,358
6.0000%, 5/1/54	14,552,637	15,094,742
5.0000%, 7/1/54	3,709,504	3,717,579
3.5000%, 8/1/56	2,575,884	2,388,627
3.0000%, 2/1/57	2,566,640	2,265,980
3.0000%, 6/1/57	46,413	40,953
2.5000%, 3/1/62	19,723,367	16,490,022
		378,698,746
Freddie Mac Gold Pool:
4.0000%, 9/1/48	484,044	471,151
Freddie Mac Pool:
3.0000%, 5/1/31	2,112,194	2,061,238
3.0000%, 9/1/32	507,982	493,132
3.0000%, 10/1/32	245,064	237,752
3.0000%, 1/1/33	314,162	304,851
2.5000%, 12/1/33	2,251,649	2,162,335
3.0000%, 10/1/34	555,935	538,031
3.0000%, 10/1/34	275,979	267,091
2.5000%, 11/1/34	673,713	637,238
2.5000%, 11/1/34	175,883	166,361
2.5000%, 6/1/37	7,836,165	7,373,021
6.0000%, 4/1/40	675,552	721,008
4.5000%, 5/1/44	184,429	185,393
3.0000%, 1/1/46	111,012	102,964
3.5000%, 7/1/46	454,026	432,494
4.0000%, 3/1/47	240,493	235,330

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
3.5000%, 12/1/47	$1,453,071	$1,378,395
3.5000%, 2/1/48	523,958	496,195
4.0000%, 3/1/48	580,524	568,125
4.5000%, 3/1/48	21,975	21,910
4.0000%, 4/1/48	572,462	559,229
4.0000%, 4/1/48	527,063	512,476
4.0000%, 5/1/48	934,865	908,992
4.5000%, 7/1/48	145,828	145,396
5.0000%, 9/1/48	29,601	29,958
4.0000%, 11/1/48	151,726	147,527
4.0000%, 12/1/48	1,807,998	1,757,976
4.5000%, 12/1/48	477,894	479,736
4.5000%, 6/1/49	132,788	132,544
4.5000%, 7/1/49	1,048,951	1,047,021
4.5000%, 7/1/49	169,369	168,657
3.0000%, 8/1/49	207,745	186,749
4.5000%, 8/1/49	943,124	941,389
3.0000%, 12/1/49	286,673	260,426
3.0000%, 12/1/49	210,837	191,533
4.5000%, 1/1/50	633,932	632,765
4.5000%, 1/1/50	173,724	172,995
3.5000%, 3/1/50	143,285	133,903
4.0000%, 3/1/50	1,850,713	1,799,493
4.5000%, 3/1/50	2,088,875	2,046,173
2.5000%, 8/1/50	293,614	259,392
2.5000%, 8/1/50	118,327	104,499
2.5000%, 9/1/50	534,187	471,595
4.5000%, 9/1/50	5,238,589	5,223,048
2.5000%, 5/1/51	13,160,461	11,468,746
2.5000%, 6/1/51	6,230,325	5,476,800
2.5000%, 8/1/51	15,412,339	13,421,617
2.5000%, 9/1/51	10,771,191	9,402,563
2.5000%, 10/1/51	13,648,552	11,907,835
2.5000%, 11/1/51	4,246,603	3,726,298
2.5000%, 1/1/52	1,134,611	995,009
2.5000%, 1/1/52	731,079	640,902
2.5000%, 2/1/52	1,757,533	1,538,389
2.5000%, 2/1/52	1,325,469	1,151,813
3.0000%, 2/1/52	965,178	877,963
3.0000%, 2/1/52	649,444	591,863
2.5000%, 3/1/52	9,430,251	8,215,854
2.5000%, 3/1/52	277,684	242,435
3.0000%, 3/1/52	959,391	873,971
4.5000%, 3/1/52	93,703	92,324
3.5000%, 4/1/52	1,986,349	1,878,524
3.5000%, 4/1/52	1,016,021	959,146
3.5000%, 4/1/52	1,011,502	954,880
3.5000%, 4/1/52	297,401	280,973
3.5000%, 4/1/52	272,180	257,166
2.5000%, 5/1/52	4,675,361	4,036,365
2.5000%, 5/1/52	3,969,755	3,465,916
3.0000%, 6/1/52	12,489,555	11,388,328
3.5000%, 6/1/52	4,359,035	4,122,076
5.0000%, 8/1/52	4,187,771	4,253,580
5.5000%, 9/1/52	2,294,068	2,349,049
5.0000%, 10/1/52	3,864,622	3,901,382
5.0000%, 10/1/52	119,248	120,382
5.5000%, 10/1/52	138,061	142,348
5.0000%, 1/1/53	223,208	225,542
5.0000%, 1/1/53	194,079	195,842
5.0000%, 3/1/53	818,080	824,990
5.0000%, 3/1/53	781,298	787,898
5.0000%, 4/1/53	981,423	984,051
5.0000%, 5/1/53	2,003,378	2,020,301
5.0000%, 5/1/53	1,108,723	1,118,089
5.0000%, 5/1/53	214,834	216,649
5.5000%, 5/1/53	1,806,941	1,842,587
5.5000%, 5/1/53	393,000	403,239
5.0000%, 6/1/53	763,381	762,955

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
5.0000%, 6/1/53	$724,275	$730,393
5.0000%, 6/1/53	713,137	712,663
5.0000%, 6/1/53	609,728	609,388
5.0000%, 6/1/53	289,500	289,308
5.5000%, 6/1/53	893,684	916,968
5.5000%, 6/1/53	736,470	745,684
5.5000%, 6/1/53	607,656	615,253
5.5000%, 6/1/53	583,220	590,517
5.5000%, 6/1/53	470,790	476,615
5.5000%, 7/1/53	2,122,129	2,177,126
5.5000%, 7/1/53	1,440,403	1,458,411
5.5000%, 7/1/53	1,224,827	1,256,570
5.5000%, 9/1/53	2,007,769	2,078,979
6.0000%, 9/1/53	15,656,838	16,238,941
6.0000%, 9/1/53	4,754,252	4,982,383
6.0000%, 10/1/53	8,791,109	9,032,508
6.5000%, 11/1/53	5,699,668	5,990,586
5.5000%, 4/1/54	1,373,922	1,424,228
6.0000%, 4/1/54	10,659,719	11,056,808
5.0000%, 5/1/54	389,525	390,373
		216,586,678
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	24,316,354	21,383,899
3.5000%, TBA, 30 Year Maturity	32,384,335	30,387,193
4.0000%, TBA, 30 Year Maturity	17,210,047	16,634,973
4.5000%, TBA, 30 Year Maturity	9,372,944	9,249,174
5.0000%, TBA, 30 Year Maturity	6,595,041	6,605,923
		84,261,162
Ginnie Mae I Pool:
4.0000%, 1/15/45	2,286,724	2,271,363
4.5000%, 8/15/46	2,525,230	2,522,302
4.0000%, 7/15/47	475,541	462,844
4.0000%, 8/15/47	63,731	62,240
4.0000%, 11/15/47	72,924	70,977
4.0000%, 12/15/47	216,906	211,115
		5,600,841
Ginnie Mae II Pool:
3.0000%, 11/20/46	10,033,917	9,226,880
4.0000%, 8/20/47	294,750	287,987
4.0000%, 8/20/47	43,304	42,310
4.0000%, 8/20/47	40,710	39,776
4.5000%, 2/20/48	228,486	228,405
4.0000%, 5/20/48	117,608	114,715
4.5000%, 5/20/48	389,083	388,384
4.5000%, 5/20/48	94,690	94,509
4.0000%, 6/20/48	1,185,061	1,155,907
5.0000%, 8/20/48	795,814	805,239
3.5000%, 5/20/49	13,275,373	12,532,720
2.5000%, 3/20/51	12,687,957	11,179,279
3.0000%, 4/20/51	10,985,554	10,012,592
3.0000%, 7/20/51	6,270,325	5,712,073
3.0000%, 8/20/51	14,218,783	12,950,676
2.5000%, 1/20/52	15,787,961	13,610,190
		78,381,642
Total Mortgage-Backed Securities (cost $820,398,317)		818,772,165
United States Treasury Notes/Bonds – 5.1%
4.6250%, 6/30/26	10,946,000	11,114,466
3.5000%, 9/30/26	19,442,000	19,388,079
3.3750%, 9/15/27	22,491,000	22,376,788
3.5000%, 9/30/29	200,072,000	199,478,036
3.6250%, 9/30/31	22,186,000	22,144,401
3.8750%, 8/15/34	68,671,600	69,154,447
4.1250%, 8/15/44	78,005,000	77,395,586
4.6250%, 5/15/54	47,121,000	51,111,560
Total United States Treasury Notes/Bonds (cost $470,741,666)		472,163,363

	Shares or Principal Amounts	Value
Common Stocks – 61.9%
Aerospace & Defense – 0.9%
General Dynamics Corp	100,746	$30,445,441
General Electric Co	259,671	48,968,757
		79,414,198
Banks – 1.2%
JPMorgan Chase & Co	532,969	112,381,843
Beverages – 1.0%
Constellation Brands Inc - Class A	181,101	46,667,917
Monster Beverage Corp*	893,793	46,629,181
		93,297,098
Biotechnology – 2.0%
AbbVie Inc	379,664	74,976,047
Amgen Inc	183,091	58,993,751
Vertex Pharmaceuticals Inc*	107,900	50,182,132
		184,151,930
Building Products – 0.6%
Trane Technologies PLC	149,494	58,112,803
Capital Markets – 2.3%
Charles Schwab Corp	269,544	17,469,147
CME Group Inc	232,117	51,216,616
Goldman Sachs Group Inc	36,201	17,923,477
Intercontinental Exchange Inc	220,633	35,442,485
Moody's Corp	39,099	18,555,994
Morgan Stanley	676,921	70,562,245
		211,169,964
Chemicals – 0.4%
Corteva Inc	646,783	38,024,373
Communications Equipment – 0.3%
Motorola Solutions Inc	62,911	28,286,673
Consumer Finance – 1.6%
American Express Co	543,513	147,400,726
Diversified Financial Services – 2.2%
Mastercard Inc - Class A	416,486	205,660,787
Electric Utilities – 0.3%
American Electric Power Co Inc	276,117	28,329,604
Electrical Equipment – 0.3%
Eaton Corp PLC	74,217	24,598,483
Energy Equipment & Services – 0.2%
Schlumberger Ltd	496,128	20,812,570
Entertainment – 1.1%
Netflix Inc*	63,493	45,033,680
Walt Disney Co	584,028	56,177,653
		101,211,333
Food & Staples Retailing – 1.0%
Costco Wholesale Corp	53,904	47,786,974
Sysco Corp	602,706	47,047,230
		94,834,204
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	330,876	37,723,173
Stryker Corp	161,443	58,322,898
		96,046,071
Health Care Providers & Services – 2.4%
HCA Healthcare Inc	118,337	48,095,707
UnitedHealth Group Inc	295,269	172,637,879
		220,733,586
Hotels, Restaurants & Leisure – 3.3%
Booking Holdings Inc	20,996	88,437,672
Chipotle Mexican Grill Inc*	677,929	39,062,269
Hilton Worldwide Holdings Inc	342,940	79,047,670
McDonald's Corp	340,693	103,744,425
		310,292,036
Household Products – 0.7%
Procter & Gamble Co	364,217	63,082,384
Industrial Conglomerates – 0.8%
Honeywell International Inc	351,875	72,736,081
Industrial Real Estate Investment Trusts (REITs) – 0.3%
Prologis Inc	235,804	29,777,329
Information Technology Services – 0.8%
Accenture PLC	206,510	72,997,155

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Insurance – 2.2%
Marsh & McLennan Cos Inc	204,255	$45,567,248
Progressive Corp/The	609,094	154,563,693
		200,130,941
Interactive Media & Services – 5.0%
Alphabet Inc - Class C	1,479,993	247,440,030
Meta Platforms Inc - Class A	376,402	215,467,561
		462,907,591
Life Sciences Tools & Services – 1.0%
Danaher Corp	116,355	32,349,017
Thermo Fisher Scientific Inc	91,559	56,635,651
		88,984,668
Machinery – 0.5%
Deere & Co	117,463	49,020,834
Multiline Retail – 2.5%
Amazon.com Inc*	1,233,997	229,930,661
Multi-Utilities – 0.2%
Sempra Energy	167,132	13,977,249
Oil, Gas & Consumable Fuels – 1.1%
Chevron Corp	346,370	51,009,910
ConocoPhillips	484,924	51,052,799
		102,062,709
Pharmaceuticals – 1.8%
Eli Lilly & Co	119,861	106,189,654
Merck & Co Inc	270,341	30,699,924
Zoetis Inc	166,587	32,547,768
		169,437,346
Professional Services – 0.7%
Automatic Data Processing Inc	238,866	66,101,388
Road & Rail – 0.5%
Uber Technologies Inc*	641,884	48,244,001
Semiconductor & Semiconductor Equipment – 7.9%
Broadcom Inc	489,386	84,419,085
KLA Corp	84,671	65,570,069
Lam Research Corp	101,275	82,648,502
NVIDIA Corp	3,766,335	457,383,722
Texas Instruments Inc	216,010	44,621,186
		734,642,564
Software – 8.0%
Adobe Inc*	70,827	36,672,804
Cadence Design Systems Inc*	76,988	20,866,058
Intuit Inc	79,828	49,573,188
Microsoft Corp	1,261,994	543,036,018
Oracle Corp	400,361	68,221,514
ServiceNow Inc*	29,523	26,405,076
		744,774,658
Specialty Retail – 1.5%
Home Depot Inc	181,107	73,384,556
TJX Cos Inc	532,312	62,567,953
		135,952,509
Technology Hardware, Storage & Peripherals – 3.7%
Apple Inc	1,466,348	341,659,084
Textiles, Apparel & Luxury Goods – 0.6%
NIKE Inc - Class B	587,283	51,915,817
Total Common Stocks (cost $2,555,997,577)		5,733,093,251
Investment Companies – 2.7%
Money Markets – 2.7%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $255,504,197)	255,466,611	255,517,704
Total Investments (total cost $6,237,207,248) – 101.9%		9,444,830,519
Liabilities, net of Cash, Receivables and Other Assets – (1.9)%		(179,284,225)
Net Assets – 100%		$9,265,546,294

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$9,350,671,270	99.0%
United Kingdom	29,242,756	0.3
Canada	12,828,137	0.2
France	12,363,952	0.1
Ireland	11,565,308	0.1
Finland	10,262,108	0.1
Germany	7,685,402	0.1
Australia	7,186,768	0.1
Japan	3,024,818	0.0
Total	$9,444,830,519	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 2.7%
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$279,389,312	$1,323,081,209	$(1,346,949,408)	$4,824	$(8,233)	$255,517,704	255,466,611	$9,945,162

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	889	1/6/25	$185,127,305	$459,330
5 Year US Treasury Note	4,863	1/6/25	534,360,120	690,094
Ultra Long Term US Treasury Bond	424	12/31/24	56,431,750	(256,374)
US Treasury Long Bond	2,720	12/31/24	337,790,000	(2,012,033)
Total - Futures Long				(1,118,983)
Futures Short:
10 Year US Treasury Note	85	12/31/24	(9,713,906)	(10,625)
Ultra 10-Year Treasury Note	1,915	12/31/24	(226,538,516)	674,388
Total - Futures Short				663,763
Total				$(455,220)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2024
Futures contracts:
Average notional amount of contracts - long	$1,367,906,125
Average notional amount of contracts - short	202,088,888

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2024 is $1,307,305,574, which represents 14.1% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$960,086,405	$-
Bank Loans and Mezzanine Loans	-	52,615,638	-
Corporate Bonds	-	1,152,581,993	-
Mortgage-Backed Securities	-	818,772,165	-
United States Treasury Notes/Bonds	-	472,163,363	-
Common Stocks	5,733,093,251	-	-
Investment Companies	-	255,517,704	-
Total Investments in Securities	$5,733,093,251	$3,711,737,268	$-
Other Financial Instruments:
Futures Contracts(a)	1,823,812	-	-
Total Assets	$5,734,917,063	$3,711,737,268	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$2,279,032	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
109-35-70301 11-24